Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of December 31, 2022 and December 31, 2021 consisted of the following:

(in KUSD)	December 31, 2022	December 31, 2021
Work in progress	18,165	10,562
Finished goods (1)	399	560
Total inventory	18,564	11,122

(1) Subsequent to December 31, 2021, the Company’s inventory is no longer held on consignment by the third-party logistics and distribution provider. Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider as of December 31, 2021.